Business combinations, Acquisition of Covertix (Details) $ in Thousands	May 15, 2018 USD ($) Employee	Oct. 31, 2018 USD ($)	Apr. 30, 2017 USD ($)
Acquisition [Abstract]
Cash payment for acquisition		$ 16,662	$ 299,061
Covertix [Member]
Acquisition [Abstract]
Cash payment for acquisition	$ 2,500
Number of employees involved in R&D activities | Employee	7